Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 1,020,492		₩ 760,593
Share of net asset amount		765,121		598,413
Carrying amount		₩ 947,390	[1]	₩ 722,222	[1]	₩ 682,670
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)		66.66%		66.66%	[2]
Acquistion cost		₩ 3,001		₩ 3,601	[2]
Share of net asset amount		5,203		6,063	[2]
Carrying amount		₩ 5,203	[1]	₩ 6,063	[1],[2],[3]	5,978
Industry		Investment finance		Investment finance	[2]
Location		Korea		Korea	[2]
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		16.37%		12.61%	[4]
Acquistion cost		₩ 138,678		₩ 95,437	[4]
Share of net asset amount	[5]	139,015		93,803	[4]
Carrying amount		₩ 139,015	[1],[5]	₩ 93,766	[1],[3],[4],[5]	90,617
Industry		Investment finance		Investment finance	[4]
Location		Korea		Korea	[4]
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 343		₩ 343
Share of net asset amount		9,313		14,296
Carrying amount		₩ 9,313	[1]	₩ 14,296	[1],[3]	19,836
Industry		Investment finance		Investment finance
Location		Korea		Korea
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		14.99%		14.99%	[4]
Acquistion cost		₩ 9,158		₩ 9,158	[4]
Share of net asset amount	[5]	(535)		(12,640)	[4]
Carrying amount	[5]	₩ 0		₩ 0	[4]
Industry		Operation of highways and related facilities		Operation of highways and related facilities	[4]
Location		Korea		Korea	[4]
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		17.77%		17.77%	[4]
Acquistion cost		₩ 440		₩ 440	[4]
Share of net asset amount	[5]	32		94	[4]
Carrying amount		₩ 32	[1],[5]	₩ 94	[1],[3],[4],[5]	60
Industry		Research, consulting, and big data		Research, consulting, and big data	[4]
Location		Korea		Korea	[4]
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.22%		22.22%	[6]
Acquistion cost		₩ 1,000		₩ 1,000	[6]
Share of net asset amount	[5]	684		654	[6]
Carrying amount		₩ 1,541	[1],[5]	₩ 1,483	[1],[3],[5],[6]	1,399
Industry		Farm product distribution		Farm product distribution	[6]
Location		Korea		Korea	[6]
Description of nature of entitys relationship with associate				The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.
KBSP Private Equity Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	14.95%		14.95%
Acquistion cost	[4]	₩ 6,100		₩ 6,100
Share of net asset amount	[4]	3,995		2,494
Carrying amount	[4]	₩ 3,995		₩ 2,494
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	9.00%		9.00%
Acquistion cost	[4]	₩ 4,500		₩ 4,500
Share of net asset amount	[4],[5]	7,948		5,617
Carrying amount	[4],[5]	₩ 7,948		₩ 5,617
Industry	[4]	Credit information		Credit information
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	43.33%		43.33%
Acquistion cost	[2]	₩ 17,217		₩ 17,217
Share of net asset amount	[2],[5]	16,829		17,789
Carrying amount		₩ 17,525	[1],[2],[5]	₩ 18,485	[1],[2],[3],[5]	22,432
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 1,826		₩ 1,826
Share of net asset amount	[5]	3,223		4,738
Carrying amount		₩ 3,223	[1],[5]	₩ 4,738	[1],[3],[5]	4,798
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-TS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	56.00%		56.00%
Acquistion cost	[2]	₩ 6,608		₩ 9,072
Share of net asset amount	[2],[5]	11,129		12,372
Carrying amount		₩ 11,129	[1],[2],[5]	₩ 12,372	[1],[2],[3],[5]	13,794
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]			42.55%
Acquistion cost	[2]			₩ 0
Share of net asset amount	[2],[5]			6,145
Carrying amount		₩ 0	[1]	₩ 5,395	[1],[2],[3],[5]	17,051
Industry	[2]			Investment finance
Location	[2]			Korea
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	18.52%		18.52%
Acquistion cost	[4]	₩ 568		₩ 4,599
Share of net asset amount	[4],[5]	1,781		3,242
Carrying amount		₩ 1,781	[1],[4],[5]	₩ 3,242	[1],[3],[4],[5]	3,773
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.99%		28.99%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount		946		952
Carrying amount		₩ 946		₩ 952
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	14.56%		14.56%
Acquistion cost	[4]	₩ 16,171		₩ 16,837
Share of net asset amount	[4],[5]	16,867		18,885
Carrying amount		₩ 16,867	[1],[4],[5]	₩ 18,885	[1],[3],[4],[5]	25,144
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	37.69%		37.69%
Acquistion cost	[2]	₩ 9,216		₩ 17,566
Share of net asset amount	[2],[5]	5,764		15,946
Carrying amount		₩ 7,640	[1],[2],[5]	₩ 15,910	[1],[2],[3],[5]	16,539
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	44.29%		44.29%
Acquistion cost	[2]	₩ 18,849		₩ 19,124
Share of net asset amount	[2],[5]	11,730		15,680
Carrying amount		₩ 15,482	[1],[2],[5]	₩ 17,977	[1],[2],[3],[5]	19,180
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
WJ Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.95%		26.95%
Acquistion cost		₩ 10,000		₩ 10,000
Share of net asset amount		9,423		9,482
Carrying amount		₩ 9,423		₩ 9,482
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of nature of entitys relationship with associate				As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
All Together Korea Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[7]	99.99%		99.99%
Acquistion cost	[7]	₩ 10,000		₩ 10,000
Share of net asset amount	[5],[7]	10,847		10,541
Carrying amount	[5],[7]	₩ 10,847		₩ 10,541
Industry	[7]	Asset management		Asset management
Location	[7]	Korea		Korea
Description of nature of entity's relationship with joint venture		As of December 31, 2023 and 2024, the Group participates in the investment management committee but cannot exercise control.		As of December 31, 2023 and 2024, the Group participates in the investment management committee but cannot exercise control.
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	12.00%		12.00%
Acquistion cost	[4]	₩ 10,758		₩ 9,572
Share of net asset amount	[4],[5]	16,043		17,810
Carrying amount	[4],[5]	₩ 16,043		₩ 17,810
Industry	[4]	Asset management		Asset management
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
2020 KB Fintech Renaissance Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	5.05%		5.05%
Acquistion cost	[4]	₩ 550		₩ 550
Share of net asset amount	[4],[5]	1,077		1,041
Carrying amount		₩ 1,077	[1],[4],[5]	₩ 1,041	[1],[3],[4],[5]	630
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB Material and Parts No.1 PEF
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]			14.47%
Acquistion cost	[4]			₩ 3,400
Share of net asset amount	[4],[5]			3,300
Carrying amount		₩ 0	[1]	₩ 3,300	[1],[3],[4],[5]	3,321
Industry	[4]			Investment finance
Location	[4]			Korea
Description of nature of entitys relationship with associate				As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
FineKB Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 15,940		₩ 10,650
Share of net asset amount	[5]	13,712		7,697
Carrying amount		₩ 13,712	[1],[5]	₩ 7,697	[1],[3],[5]	10,483
Industry		Investment finance		Investment finance
Location		Korea		Korea
G Payment Joint Stock Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.84%		43.84%
Acquistion cost		₩ 7,445		₩ 8,950
Share of net asset amount	[5]	1,504		3,319
Carrying amount		₩ 2,521	[1],[5]	₩ 8,966	[1],[3],[5]	9,281
Industry		Investment advisory and securities trading		Investment advisory and securities trading
Location		Vietnam		Vietnam
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 2,366		₩ 2,366
Share of net asset amount	[5]	2,325		2,398
Carrying amount		₩ 2,325	[1],[5]	₩ 2,398	[1],[3],[5]	1,870
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-KTB Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	50.90%		50.90%
Acquistion cost	[2]	₩ 28,001		₩ 22,401
Share of net asset amount	[2]	25,446		21,391
Carrying amount		₩ 25,448	[1],[2]	₩ 21,391	[1],[2],[3]	16,256
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-SOLIDUS Healthcare Investment Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	90.40%		90.40%
Acquistion cost	[2]	₩ 65,810		₩ 42,540
Share of net asset amount	[2],[5]	62,383		41,326
Carrying amount		₩ 62,282	[1],[2],[5]	₩ 40,172	[1],[2],[3],[5]	18,651
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Paramark KB Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		17.34%	[4]	17.34%
Acquistion cost		₩ 23,671	[4]	₩ 15,541
Share of net asset amount	[5]	23,219	[4]	13,645
Carrying amount		₩ 23,219	[1],[4],[5]	₩ 13,645	[1],[5]	10,966
Industry		Investment finance	[4]	Investment finance
Location		Korea	[4]	Korea
Others
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 2,841		₩ 1,978
Share of net asset amount		2,367		1,731
Carrying amount		₩ 1,911		₩ 1,016
KB Social Impact Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%		30.00%
Acquistion cost		₩ 4,500		₩ 4,500
Share of net asset amount	[5]	3,514		4,853
Carrying amount	[5]	₩ 3,514		₩ 4,853
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-GeneN Medical Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.52%		22.52%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount		1,880		1,923
Carrying amount		₩ 1,880		₩ 1,923
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-BridgePole Venture Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]			6.30%
Acquistion cost	[4]			₩ 136
Share of net asset amount	[4],[5]			863
Carrying amount		₩ 0	[1]	₩ 863	[1],[3],[4],[5]	835
Industry	[4]			Investment finance
Location	[4]			Korea
Description of nature of entitys relationship with associate				As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Kyobo New Mobility Power Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				28.57%
Acquistion cost				₩ 3,000
Share of net asset amount	[5]			2,622
Carrying amount		₩ 0	[1]	₩ 2,622	[1],[3],[5]	2,826
Industry				Investment finance
Location				Korea
DA-Friend New Technology Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.40%		27.40%
Acquistion cost		₩ 988		₩ 988
Share of net asset amount		906		928
Carrying amount		₩ 906		₩ 928
Industry		Investment finance		Investment finance
Location		Korea		Korea
Cornerstone Pentastone Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%		21.05%
Acquistion cost		₩ 818		₩ 818
Share of net asset amount	[5]	764		775
Carrying amount		₩ 764	[1],[5]	₩ 775	[1],[3],[5]	792
Industry		Investment finance		Investment finance
Location		Korea		Korea
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.24%		26.24%
Acquistion cost		₩ 46,700		₩ 46,700
Share of net asset amount	[5]	24,452		27,213
Carrying amount	[5]	₩ 0		₩ 0
Industry		Real estate investment		Real estate investment
Location		Korea		Korea
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		40.91%		40.91%
Acquistion cost		₩ 18,076		₩ 7,675
Share of net asset amount		13,109		6,105
Carrying amount		₩ 13,109		₩ 6,105
Industry		Investment finance		Investment finance
Location		Korea		Korea
JS Private Equity Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.48%		20.48%
Acquistion cost		₩ 945		₩ 1,700
Share of net asset amount	[5]	742		1,862
Carrying amount	[5]	₩ 742		₩ 1,862
Industry		Investment finance		Investment finance
Location		Korea		Korea
Mirae Asset Mobility Investment Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.99%		22.99%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount	[5]	1,918		1,949
Carrying amount		₩ 1,918	[1],[5]	₩ 1,949	[1],[3],[5]	1,979
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-FT Green Growth 1st Technology Investment Association
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	10.34%		10.34%
Acquistion cost	[4]	₩ 2,000		₩ 2,000
Share of net asset amount	[4],[5]	1,889		1,928
Carrying amount		₩ 1,889	[1],[4],[5]	₩ 1,928	[1],[3],[4],[5]	1,970
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Glenwood Credit Private Equity Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.89%		29.89%
Acquistion cost		₩ 42,000		₩ 42,000
Share of net asset amount	[5]	44,380		43,922
Carrying amount		₩ 44,380	[1],[5]	₩ 43,922	[1],[3],[5]	43,468
Industry		Investment finance		Investment finance
Location		Korea		Korea
THE CHAEUL FUND NO.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[5]	954		972
Carrying amount		₩ 954	[1],[5]	₩ 972	[1],[3],[5]	989
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Co Investment Private Equity Fund No.11 [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	7.12%		7.12%
Acquistion cost	[4]	₩ 15,509		₩ 9,476
Share of net asset amount	[4]	15,968		9,477
Carrying amount	[4]	₩ 15,968		₩ 9,376
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
POSITIVE Sobujang Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		44.00%		44.00%
Acquistion cost		₩ 879		₩ 2,000
Share of net asset amount	[5]	869		1,965
Carrying amount		₩ 869	[1],[5]	₩ 1,965	[1],[5]	1,977
Industry		Investment finance		Investment finance
Location		Korea		Korea
History 2022 Fintech Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		34.80%		34.80%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount	[5]	1,896		1,938
Carrying amount		₩ 1,896	[1],[5]	₩ 1,938	[1],[5]	1,981
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.85%		29.85%
Acquistion cost		₩ 40,249		₩ 20,449
Share of net asset amount	[5]	38,592		19,429
Carrying amount		₩ 38,592	[1],[5]	₩ 19,429	[1],[5]	9,043
Industry		Investment finance		Investment finance
Location		Korea		Korea
TMAP Mobility Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	8.25%		8.25%
Acquistion cost	[4]	₩ 199,981		₩ 199,981
Share of net asset amount	[4],[5]	52,287		51,866
Carrying amount		₩ 182,000	[1],[4],[5]	₩ 183,572	[1],[4],[5]	194,455
Industry	[4]	Application software development and supply		Application software development and supply
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Nextrade Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	6.64%		6.64%
Acquistion cost	[4]	₩ 9,700		₩ 9,700
Share of net asset amount	[4],[5]	8,180		9,225
Carrying amount		₩ 8,180	[1],[4],[5]	₩ 9,225	[1],[4],[5]	9,700
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Shinhan Global Mobility Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.56%		24.56%
Acquistion cost		₩ 1,345		₩ 1,345
Share of net asset amount	[5]	1,294		1,324
Carrying amount	[1],[5]	₩ 1,294		₩ 1,324
Industry		Investment finance		Investment finance
Location		Korea		Korea
SKB Next Unicorn K-Battery Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.84%		24.84%
Acquistion cost		₩ 1,908		₩ 1,908
Share of net asset amount	[5]	1,850		1,890
Carrying amount		₩ 1,850	[1],[5]	₩ 1,890	[1],[5]	1,995
Industry		Investment finance		Investment finance
Location		Korea		Korea
Lakewood-AVES Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				39.06%
Acquistion cost				₩ 2,000
Share of net asset amount	[5]			1,977
Carrying amount		₩ 0	[1]	₩ 1,977	[1],[5]	0
Industry				Investment finance
Location				Korea
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]	51.30%		51.30%
Acquistion cost	[2]	₩ 2,000		₩ 2,000
Share of net asset amount	[2],[5]	1,922		1,965
Carrying amount		₩ 1,922	[1],[2],[5]	₩ 1,965	[1],[2],[5]	0
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entitys relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	19.00%		19.00%
Acquistion cost	[4]	₩ 342		₩ 190
Share of net asset amount	[4],[5]	241		165
Carrying amount		₩ 241	[1],[4],[5]	₩ 165	[1],[4],[5]	0
Industry	[4]	Electricity		Electricity
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-SUSUNG 1st Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	15.00%		15.00%
Acquistion cost	[4]	₩ 1,614		₩ 3,000
Share of net asset amount	[4],[5]	2,188		2,953
Carrying amount		₩ 2,188	[1],[4],[5]	₩ 2,953	[1],[4],[5]	0
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Friend 55 New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Description of nature of related party relationship				In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Ownership (%)	[2]			53.30%
Acquistion cost	[2]			₩ 1,200
Share of net asset amount	[2],[5]			1,182
Carrying amount		₩ 0	[1]	₩ 1,182	[1],[2],[5]	0
Industry	[2]			Investment finance
Location	[2]			Korea
DSIP-Pharos Bioenergy Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				34.10%
Acquistion cost				₩ 4,000
Share of net asset amount	[5]			16,458
Carrying amount		₩ 0	[1]	₩ 16,458	[1],[5]	0
Industry				Investment finance
Location				Korea
Shinhan-Eco Venture Fund 2nd
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.00%		20.00%
Acquistion cost		₩ 2,050		₩ 1,825
Share of net asset amount	[5]	1,973		1,800
Carrying amount		₩ 1,973	[1],[5]	₩ 1,800	[1],[5]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Leading H2O Fund 1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		48.20%		48.20%
Acquistion cost		₩ 1,500		₩ 1,500
Share of net asset amount	[5]	1,455		1,489
Carrying amount		₩ 1,455	[1],[5]	₩ 1,489	[1],[5]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
2023 JB Newtech No.2 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.70%		25.70%
Acquistion cost		₩ 1,406		₩ 1,800
Share of net asset amount		1,705		1,786
Carrying amount		₩ 1,705		₩ 1,786
Industry		Investment finance		Investment finance
Location		Korea		Korea
U-KB Credit No.1S Private Equity
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		33.33%		33.33%
Acquistion cost		₩ 7,300		₩ 6,900
Share of net asset amount		8,006		6,850
Carrying amount		₩ 8,006		₩ 6,850
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-BridgePole Venture Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	14.29%		14.29%
Acquistion cost	[4]	₩ 1,500		₩ 1,500
Share of net asset amount	[4],[5]	1,463		1,494
Carrying amount		₩ 1,463	[1],[4],[5]	₩ 1,494	[1],[4],[5]	0
Industry	[4]	Investment finance		Investment finance
Location	[4]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Sirius Silicon Valley I New Technology Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.81%		20.43%
Acquistion cost		₩ 500		₩ 500
Share of net asset amount	[5]	474		485
Carrying amount		₩ 474	[1],[5]	₩ 485	[1],[5]	₩ 0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KY Global Cell & Gene Private Equity Fund 2nd
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				20.43%
Acquistion cost				₩ 27,034
Share of net asset amount	[5]			26,969
Carrying amount	[5]			₩ 26,969
Industry				Investment finance
Location				Korea
FineKB Private Equity Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	0.85%
Acquistion cost	[4]	₩ 250
Share of net asset amount	[4],[5]	248
Carrying amount	[1]	₩ 248	[4],[5]	₩ 0
Industry	[4]	Investment finance
Location	[4]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Timefolio Athleisure Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		48.19%
Acquistion cost		₩ 4,000
Share of net asset amount	[5]	3,923
Carrying amount	[1]	₩ 3,923	[5]	0
Industry		Investment finance
Location		Korea
VIG Private Equity Fund V-3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		39.60%
Acquistion cost		₩ 1,636
Share of net asset amount	[5]	4,126
Carrying amount	[1]	₩ 1,636	[5]	0
Industry		Investment finance
Location		Korea
COMPA Global Scale-Up Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%
Acquistion cost		₩ 1,000
Share of net asset amount	[5]	980
Carrying amount	[1]	₩ 980	[5]	0
Industry		Investment finance
Location		Korea
AKK Robotech Valueup New Technology Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		5.00%
Acquistion cost		₩ 1,000
Share of net asset amount	[5]	1,127
Carrying amount	[1]	₩ 1,127	[5]	0
Industry		Investment finance
Location		Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
YG MCE PROJECT NO.1 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.80%
Acquistion cost		₩ 1,500
Share of net asset amount	[5]	1,477
Carrying amount	[1]	₩ 1,477	[5]	0
Industry		Investment finance
Location		Korea
HI YG Win-win Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.62%
Acquistion cost		₩ 2,000
Share of net asset amount	[5]	1,973
Carrying amount	[1]	₩ 1,973	[5]	0
Industry		Investment finance
Location		Korea
KB-CJ Venture Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		40.00%
Acquistion cost		₩ 1,800
Share of net asset amount	[5]	1,733
Carrying amount	[1]	₩ 1,733	[5]	0
Industry		Investment finance
Location		Korea
Elohim-Bilanx aerospace No.1 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.94%
Acquistion cost		₩ 2,000
Share of net asset amount	[5]	1,978
Carrying amount	[1]	₩ 1,978	[5]	0
Industry		Investment finance
Location		Korea
KB-SUSUNG 2st Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	12.66%
Acquistion cost	[4]	₩ 2,000
Share of net asset amount	[4],[5]	1,981
Carrying amount	[1]	₩ 1,981	[4],[5]	0
Industry	[4]	Investment finance
Location	[4]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
IMM global Secondary 1-1 Equity Private Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		41.65%
Acquistion cost		₩ 2,819
Share of net asset amount	[5]	3,754
Carrying amount	[1]	₩ 3,754	[5]	0
Industry		Investment finance
Location		Korea
LIB Material Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.49%
Acquistion cost		₩ 4,098
Share of net asset amount	[5]	1,475
Carrying amount	[1]	₩ 1,475	[5]	0
Industry		Investment finance
Location		Korea
NOVORSEC-SJG Consumer Secondary Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.30%
Acquistion cost		₩ 1,700
Share of net asset amount	[5]	1,688
Carrying amount	[1]	₩ 1,688	[5]	0
Industry		Investment finance
Location		Korea
Allra Fintech Corp.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	15.77%
Acquistion cost	[4]	₩ 8,532
Share of net asset amount	[4],[5]	1,638
Carrying amount	[1]	₩ 8,684	[4],[5]	0
Industry	[4]	System software development and supply
Location	[4]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-SBI Global Strategic Capital Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		36.39%
Acquistion cost		₩ 11,299
Share of net asset amount	[5]	10,782
Carrying amount	[1]	₩ 10,784	[5]	0
Industry		Investment finance
Location		Korea
KB-Cyrus Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[4]	18.52%
Acquistion cost	[4]	₩ 1,000
Share of net asset amount	[4],[5]	977
Carrying amount	[1]	₩ 977	[4],[5]	0
Industry	[4]	Investment finance
Location	[4]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
IBKS Design Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		46.51%
Acquistion cost		₩ 2,000
Share of net asset amount	[5]	1,996
Carrying amount	[1]	₩ 1,996	[5]	0
Industry		Investment finance
Location		Korea
NICE DATA INTELLIGENCE VENTURE FUND
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.53%
Acquistion cost		₩ 1,000
Share of net asset amount	[5]	998
Carrying amount	[1]	₩ 998	[5]	0
Industry		Investment finance
Location		Korea
Pectus Hanhwa Fund 2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.41%
Acquistion cost		₩ 2,000
Share of net asset amount	[5]	1,950
Carrying amount	[1]	₩ 1,950	[5]	0
Industry		Investment finance
Location		Korea
KB-IMM New Star Real Estate Private Fund I
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	61.67%
Acquistion cost	[2]	₩ 31,563
Share of net asset amount	[2],[5]	33,074
Carrying amount	[2],[5]	₩ 33,074
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entitys relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Korea Environment Technology Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.31%
Acquistion cost		₩ 107,428
Share of net asset amount	[5]	43,156
Carrying amount	[1]	₩ 107,428	[5]	0
Industry		Non-designated waste treatment
Location		Korea
Reboot Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.50%
Acquistion cost		₩ 7,000
Share of net asset amount	[5]	6,946
Carrying amount	[1]	₩ 6,946	[5]	₩ 0
Industry		Investment finance
Location		Korea

[1]	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦6,853 million ￦(10,552) million for the years ended December 31, 2023 and 2024, respectively.
[2]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[3]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[4]	As of December 31, 2023 and 2024, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[5]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.
[7]	As of December 31, 2023 and 2024, the Group participates in the investment management committee but cannot exercise control.